Legal Actions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
In re Order of Posting Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	$ 203
In re Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	6,600
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 951